23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) Number
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Fair value	R$ (14,649)
Foreign exchange risk [member] | Non-designated as hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Fair value	R$ 55,442
Foreign exchange risk [member] | Non-designated as hedge [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	EUR
Liabilities	BRL
Maturity	1st Qtr. 2021
Notional	R$ 265,000
Average rate | Number	6.2671
Fair value	R$ 32,015
Foreign exchange risk [member] | Non-designated as hedge [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	USD
Liabilities	BRL
Maturity	1st Qtr. 2021
Notional	R$ 340,000
Average rate | Number	5.1077
Fair value	R$ 27,023
Foreign exchange risk [member] | Non-designated as hedge [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	USD
Liabilities	BRL
Maturity	2nd Qtr. 2021
Notional	R$ 50,000
Average rate | Number	5.2800
Fair value	R$ (4,525)
Foreign exchange risk [member] | Non-designated as hedge [member] | Futures - b3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2021
Notional	R$ 553,000
Average rate | Number	5.1797
Fair value	R$ (9,086)
Foreign exchange risk [member] | Non-designated as hedge [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	EUR
Liabilities	JPY
Maturity	1st Qtr. 2021
Notional	R$ 19,789
Average rate | Number	126.3299
Fair value	R$ 704
Foreign exchange risk [member] | Non-designated as hedge [member] | Non-Deliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	USD
Liabilities	EUR
Maturity	1st Qtr. 2021
Notional	R$ 75,000
Average rate | Number	1.2274
Fair value	R$ (1,888)
Foreign exchange risk [member] | Non-designated as hedge [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	EUR
Liabilities	RUB
Maturity	1st Qtr. 2021
Notional	R$ 20,836
Average rate | Number	91.1883
Fair value	R$ 2,655
Foreign exchange risk [member] | Non-designated as hedge [member] | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	TRY
Liabilities	USD
Maturity	1st Qtr. 2021
Notional	R$ 50,000
Average rate | Number	7.8800
Fair value	R$ 8,544